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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223

                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.
                                     PIONEER
                                     -------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     9/30/04
[LOGO] Pioneer
       Investments (R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1

Portfolio Summary                                            2

Performance Update                                           3

Comparing Ongoing Fund Expenses                              8

Portfolio Management Discussion                             10

Schedule of Investments                                     15

Financial Statements                                        36

Notes to Financial Statements                               45

Report of Independent Registered Public Accounting Firm     53

Trustees, Officers and Service Providers                    54

Programs and Services for Pioneer Shareowners               61

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

s/ Osbert M. Hood
-----------------

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED METERIAL]

Supranational Bonds                         0.1%
Convertible Corporate Bonds                 1.9%
Municipal Bonds                             1.3%
Asset Backed Securities                     3.5%
Temporary Cash Investments                  4.7%
Foreign Government Agency Obligations      19.8%
U.S. Corporate Bonds                       55.7%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED METERIAL]

A                                           0.1%
AA                                          0.7%
BBB                                        14.5%
Treasury/Agency                            30.6%
Below BBB                                  54.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   Norwegian Government, 6.75%, 1/15/07                          1.78%
 2.   Federal National Mortgage Association, 6.375%, 8/15/07        1.40
 3.   U.S. Treasury Notes, 5.375%, 2/15/31                          1.20
 4.   Government National Mortgage Association II, 6.0%, 11/20/33   1.17
 5.   Gaz Capital SA, 8.625%, 4/28/34 (144A)                        1.03
 6.   Government of France, 3.0%, 7/25/09                           1.02
 7.   Government National Mortgage Association, 5.5%, 7/15/34       1.02
 8.   Republic of Columbia, 9.75%, 4/9/11                           0.99
 9.   Presidential Life Corp., 7.875%, 2/15/09                      0.95
10.   Kvaerner AS, 0.0%, 10/30/11                                   0.95

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04          9/30/03
                          $10.56           $10.27

Distributions per Share   Net Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)       Income           Capital Gains   Capital Gains
                          $0.5837          $   -           $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2004)
               Net Asset  Public Offering
Period           Value      Price (POP)
Life-of-Class
(4/15/99)        8.39%          7.48%
5 Years          9.66           8.65
1 Year           9.75           4.85

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED METERIAL]

                  Pioneer          Lehman
                 Strategic        Brothers
                   Income       U.S. Universal
                    Fund            Index
                 ---------      --------------
4/99                $9,550         $10,000
                    $9,314          $9,936
9/00                $9,680         $10,660
                   $10,209         $11,924
9/02               $11,035         $12,868
                   $13,457         $13,786
9/04               $14,769         $14,394


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04          9/30/03
                          $10.41           $10.13

Distributions per Share   Net Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)       Income           Capital Gains   Capital Gains
                          $0.4973          $   -           $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2004)
                  If         If
Period           Held     Redeemed
Life-of-Class
(4/15/99)        7.62%      7.49%
5 Years          8.81       8.67
1 Year           8.87       4.87

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED METERIAL]


                  Pioneer          Lehman
                 Strategic        Brothers
                   Income       U.S. Universal
                    Fund            Index
                 ---------      --------------
4/99              $10,000          $10,000
                   $9,741           $9,936
9/00              $10,038          $10,660
                  $10,526          $11,924
9/02              $11,282          $12,868
                  $13,649          $13,786
9/04              $14,760          $14,394

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/04   9/30/03
                 $10.36    $10.08

Distributions per Share   Net Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)       Income           Capital Gains   Capital Gains
                          $0.5050          $   -           $0.0937

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2004)
                  If         If
Period           Held     Redeemed
Life-of-Class
(4/15/99)        7.61%      7.61%
5 Years          8.79       8.79
1 Year           9.00       8.00

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED METERIAL]


                  Pioneer          Lehman
                 Strategic        Brothers
                   Income       U.S. Universal
                    Fund            Index
                 ---------      --------------
4/99               $10,000         $10,000
                    $9,766          $9,936
9/00               $10,041         $10,660
                   $10,536         $11,924
9/02               $11,297         $12,868
                   $13,651         $13,786
9/04               $14,879         $14,394

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/04   9/30/03
                 $10.74    $10.45

Distributions per Share   Net Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)       Income           Capital Gains   Capital Gains
                          $0.6335          $   -           $0.0937

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

     Average Annual Total Returns
      (as of September 30, 2004)
                  If         If
Period           Held     Redeemed
Life-of-Class
(4/15/99)        8.26%      8.26%
5 Years          9.58       9.58
1 Year           9.46       9.46

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED METERIAL]




                  Pioneer          Lehman
                 Strategic        Brothers
                   Income       U.S. Universal
                    Fund            Index
                 ---------      --------------
4/99               $10,000         $10,000
                    $9,730          $9,936
9/00               $10,061         $10,660
                   $10,559         $11,924
9/02               $11,355         $12,868
                   $14,041         $13,786
9/04               $15,369         $14,394

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/04          9/10/04
                          $10.57           $10.47

Distributions per Share   Net Investment   Short-Term      Long-Term
(9/10/04 - 9/30/04)       Income           Capital Gains   Capital Gains
                          $0.0366          $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2004)
                  If         If
Period           Held     Redeemed
Life-of-Class
(9/10/04)        8.41%      8.41%
5 Years          9.69       9.69
1 Year           9.90       9.90

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED METERIAL]


                  Pioneer          Lehman
                 Strategic        Brothers
                   Income       U.S. Universal
                    Fund            Index
                 ---------      --------------
4/99               $10,000         $10,000
9/99                $9,750          $9,936
9/00               $10,133         $10,660
9/01               $10,687         $11,924
9/02               $11,551         $12,868
9/03               $14,087         $13,786
9/04               $15,481         $14,394

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on actual returns from April 1, 2004 through September 30, 2004

Share Class              A            B            C            R            Y
--------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/04
(9/10/04 for
Class Y)

Ending Account       $1,026.76    $1,023.02    $1,024.34    $1,025.87    $1,013.00
Value On 9/30/04

Expenses Paid        $    5.65    $    9.27    $    9.08    $    6.85    $    0.19
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.83%, 1.79%, 0.33%, and 1.35%, for Class A, Class B, Class C, Class Y and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period), (21/366 for Class
  Y).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2004 through September 30, 2004

Share Class              A            B            C            R            Y
----------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/04
(9/10/04 for
Class Y)

Ending Account       $1,019.60    $1,015.75    $1,016.05    $1,018.70    $1,002.68
Value On 9/30/04

Expenses Paid        $    5.63    $    9.24    $    9.04    $    6.82    $    0.19
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.83%, 1.79%, 0.33%, and 1.35%, for Class A, Class B, Class C, Class Y and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period), (21/366 for Class
  Y).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

Economies all around the globe continued to expand during the 12 months ending September 30, 2004. This worldwide recovery helped improve the overall credit quality of bond issuers and generally supported the values of corporate and emerging market bonds. At the same time, many non-U.S. currencies appreciated in value relative to the dollar. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the 12 months ended September 30, 2004. Mr. Taubes, director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q: How did the Fund perform, Ken?

A: The Fund had strong performance, outdistancing its benchmark as well as the competitive funds average in its mutual fund peer group. For the 12 months ended September 30, 2004, the Fund's Class A shares returned 9.75%. (These results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected.) During the same 12 months, the Lehman U.S. Universal Bond Index had a return of 4.43%, while the average return of the 110 competitive funds in the Lipper multi-sector income category was 7.88%. All fund returns are at net asset value. On September 30, 2004, the 30-day SEC yield of the Fund's Class A shares was 5.67%. This yield reflects the waiver of certain expenses by the investment advisor; without the waiver, the 30 day SEC yield for Class A shares would have been 5.35%.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the 12 months?

A: The accommodative policies of the major central banks, including the U.S.
   Federal Reserve, kept short-term interest rates low throughout the world, helping to stimulate economic growth. Within the United States, strong consumer spending drove the economic rebound early in the period. However, steady improvement in capital spending became the dominant force as the fiscal year progressed and corporations began rebuilding depleted inventories and investing for expansion. Gross domestic product in the United

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   States grew at a healthy rate of 4.9% during 2003 and annualized rates of 4.5% and 3.3% during the first two quarters of 2004.

   Outside the United States, robust growth in China helped stimulate other Asian economies. The effects also were felt in emerging markets in other regions, such as Latin America, that exported important raw materials such as oil, iron ore and copper. European economies also expanded, but not at the rates of the United States, Asia and Latin America. The U.S. currency depreciated against other major currencies during the fiscal year, helping the performance realized by U.S.-based investors in bonds denominated in many foreign currencies. The euro, for example, gained about 7% against the U.S. dollar during the period.

   Although growth persisted, inflation did not appear to be a significant issue during the 12 months. Inflationary pressures remained modest when viewed from an historical perspective. To guard against any increase in inflationary pressures, the U.S. Federal Reserve raised the influential Fed funds rate three times in the latter months of the fiscal year. While short-term rates increased during these months, longer-term interest rates remained relatively stable for the 12 months, despite some interim volatility.

   In this environment, U.S. high-yield bonds substantially outperformed the overall fixed- income market, as higher profits and strengthened balance sheets resulted in improved credit quality. The Merrill Lynch High Yield Master II Index, for example, had a return of 12.40%, versus a 3.60% return for the Merrill Lynch Aggregate Bond Index. Among investment-grade bonds in the United States, mortgage securities tended to outperform corporate bonds. The global economic recovery also resulted in excellent returns in the emerging markets.

Q: What were your principal strategies, and how did they affect performance?

A: We outperformed our benchmarks and competitive fund averages by emphasizing the better-performing fixed-income sectors, including domestic high-yield bonds, mortgage issues and emerging-market debt. We focused on high-yield corporate bonds, with some emphasis on bonds in cyclical industries such as chemicals and basic materials, because we anticipated that in an economic expansion, the financial health of high-yield issuers would improve. In addition,

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                              (continued)
--------------------------------------------------------------------------------

   many companies were beginning to gain greater pricing power over their markets, and high-yield bonds were less vulnerable to price loss from interest-rate increases than bonds in other sectors. At the end of the 12-month period, U.S. high-yield bonds accounted for 35.5% of Fund assets. On September 30, 2004, we also had 19.4% of assets in emerging market debt, 19.1% in mortgage-backed domestic securities, and 16.0% in international investment-grade bonds. We had just 8.4% invested in domestic investment-grade corporate bonds and only 1.2% in U.S. Treasuries, which are the most vulnerable to price loss when interest rates begin increasing.

   We began the year with about 20% of Fund assets invested in non-dollar-denominated securities. At the end of the year, the non-dollar investments accounted for about 17% of assets. While we thought the dollar was likely to weaken further, we became less convinced of the upside potential of the foreign-denominated investments. We also initiated a small position in the Japanese yen during the period, the first time in many years that we have invested in the Japanese currency.

Q: What individual investments had the most significant influence on performance, either positively or negatively?

A: Our focus on the more cyclical industries within the high-yield bond market helped substantially. Securities issued by chemical companies Lyondell (U.S.) and Nova (Canada), as well as U.S. materials company Huntsman International, performed strongly, as did bonds of U.S. steel companies, such as Ispat Inland and ISG. The focus on basic materials extended to the emerging markets, where bonds of Brazilian companies CSN, a steel corporation, contributed significantly. In addition, we benefited from investments in Russian oil company bonds, which gained as commodity prices rose. We also had strong performance from several high-yield bonds in the financials sector, including securities issued by Dollar Financial, E-Trade, and Glencore, a Swiss-based commodities broker.

   Holding back performance was a small position in high yield bonds of Intermet, a domestic auto parts producer, and investment-grade bonds of retailer Toys R Us.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What is your investment outlook?

A: We believe global economies should maintain their growth patterns, helping stimulate improved corporate earnings. With this as a backdrop, we continue to favor corporate bonds over government securities. However, it should be noted that current prices of corporate securities reflect a generally favorable outlook for earnings and credit quality. Corporate bonds are not inexpensive and good security selection will be increasingly important. We intend to continue to pay a great deal of attention to fundamental analysis and security selection, and we expect to increase credit quality gradually to avoid taking on more risk. We believe we are likely to continue to emphasize mortgage securities and non-dollar government securities. Within our high-yield allocation, we will upgrade the credit quality of our holdings to protect against any change in the economic outlook. Within our government positions, we anticipate continued de-emphasis of shorter-maturity holdings to protect against further increases in short-term interest rates.

   At this point, the critical question facing the fixed-income markets is whether inflationary pressures will increase in the months ahead. If global inflation does increase appreciably, the U.S. Federal Reserve Board may begin to raise short-term rates more aggressively than it has planned. Other central banks are likely to follow that lead. We will watch inflation figures carefully and are prepared to make adjustments in our strategy as conditions change.

   Overall, we believe wide diversification among different types of fixed-income investments should continue to be a sound strategy.

   Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                              (continued)
--------------------------------------------------------------------------------

   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) is neither guaranteed nor issued by the U.S. Government.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               CONVERTIBLE CORPORATE BONDS - 1.3%
                               Pharmaceuticals & Biotechnology - 0.2%
                               Biotechnology - 0.2%
        100,000  NR/NR         Cubist Pharmaceuticals, 5.5%, 11/1/08        $     91,500
        400,000  NR/NR         CV Therapeutics, 4.75%, 3/7/07                    399,500
        900,000  CCC/NR        Human Genome Sciences, 3.75%, 3/15/07             873,000
                                                                            ------------
                               Total Pharmaceuticals & Biotechnology        $  1,364,000
                                                                            ------------
                               Technology Hardware & Equipment - 0.5%
                               Communications Equipment - 0.5%
      2,325,000  B-/B3         Nortel Networks, 4.25%, 9/1/08               $  2,243,625
                                                                            ------------
                               Electronic Manufacturing Services - 0.0%
        575,000  B+/Ba3        SCI Systems, Inc., 3.0%, 3/15/07             $    540,500
                                                                            ------------
                               Total Technology Hardware & Equipment        $  2,784,125
                                                                            ------------
                               Semiconductors - 0.6%
                               Semiconductor Equipment - 0.3%
        400,000  NR/NR         Axcelis Technologies, 4.25%, 1/15/07         $    388,500
      1,230,000  NR/NR         Brooks Automation, Inc., 4.75%, 6/1/08          1,177,725
                                                                            ------------
                                                                            $  1,566,225
                                                                            ------------
                               Semiconductors - 0.3%
      1,800,000  B/B2          International Rectifier Corp., 4.25%,
                                 7/15/07 (b)                                $  1,773,000
                                                                            ------------
                               Total Semiconductors                         $  3,339,225
                                                                            ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS
                               (Cost $6,946,701)                            $  7,487,350
                                                                            ------------
                               ASSET BACKED SECURITIES - 3.5%
                               Banks - 0.0%
                               Diversified Banks - 0.0%
     DKK 9,226   AA/Aa2        Nykredit, 6.0%, 10/1/29                      $      1,610
    DKK 322,215  AA/Aa2        Nykredit, 7.0%, 10/1/32                            58,491
                                                                            ------------
                               Total Banks                                  $     60,101
                                                                            ------------
                               Diversified Financials - 1.3%
                               Diversified Financial Services - 1.3%
      4,184,727  BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                                 6/1/15 (144A)                              $  4,199,164
      3,355,798  BBB/Baa2      Power Receivables Finance, 6.29%,
                                 1/1/12 (144A)                                 3,516,574
                                                                            ------------
                               Total Diversified Financials                 $  7,715,738
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal          S&P/Moody's
Amount             Ratings
USD ($)            (unaudited)                                                       Value
                                 Real Estate - 0.6%
                                 Real Estate Investment Trusts - 0.6%
        3,535,000  BB-/Baa3      Tower 2004 - 1AE, 5.395%, 1/15/34 (144A)     $  3,481,300
                                                                              ------------
                                 Total Real Estate                            $  3,481,300
                                                                              ------------
                                 Utilities - 1.6%
                                 Electric Utilities - 1.6%
        3,757,500  BBB-/Baa3     Empresa Electric Guacolda, 8.625%,
                                   4/30/13 (144A)                             $  4,228,491
        4,871,900  BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                                   6/27/17 (144A)                                4,847,541
                                                                              ------------
                                 Total Utilities                              $  9,076,032
                                                                              ------------
                                 TOTAL ASSET BACKED SECURITIES
                                 (Cost $20,061,509)                           $ 20,333,171
                                                                              ------------
                                 CORPORATE BONDS - 56.8%
                                 Energy - 6.4%
                                 Oil & Gas Drilling - 0.4%
ITL 2,825,000,000  BBB-/Baa2     Petroleos Mexicanos, 7.375%, 8/13/07         $  1,990,819
                                                                              ------------
                                 Oil & Gas Equipment and Services - 0.2%
          923,000  B+/B3         Transmontaigne, Inc., 9.125%, 6/1/10         $  1,036,068
                                                                              ------------
                                 Oil & Gas Exploration & Production - 4.5%
        3,820,000  B-/B3         Baytex Energy Ltd., 9.625%, 7/15/10          $  4,106,500
        2,600,000  BB/Ba3        Cie Generale De Geophysique SA, 10.625%,
                                   11/15/07                                      2,753,400
        1,710,000  B/B2          Comstock Resources, Inc., 6.875%, 3/1/12        1,752,750
        5,400,000  BB-/Ba2       Gaz Capital SA, 8.625%, 4/28/34 (144A)          5,737,500
        2,580,000  BBB-/NR       Gazprom Internationall SA, 7.201%,
                                   2/01/20 (144A)                                2,612,250
        2,500,000  B+/B2         Houston Exploration Co., 7.0%, 6/15/13          2,618,750
        2,560,000  BB-/Ba3       Newfield Exploration Co., 6.625%,
                                   9/1/14 (144A)                                 2,668,800
        2,490,000  B/B2          Paramount Resources Ltd., 7.875%, 11/1/10       2,651,850
        1,000,000  B/B2          Paramount Resources Ltd., 8.875%, 7/15/14       1,100,000
                                                                              ------------
                                                                              $ 26,001,800
                                                                              ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Oil & Gas Refining Marketing & Transportation - 1.3%
      2,730,000  BBB/Ba1       Magellan Midstream Partners, L.P.,
                                 6.45%, 6/1/14                              $  2,870,033
      2,300,000  BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08             2,426,500
      1,725,000  B/B3          Tesoro Petroleum Corp., 9.625%, 11/1/08         1,897,500
        250,000  B/B3          Tesoro Petroleum Corp., 9.625%, 4/1/12            289,375
                                                                            ------------
                                                                            $  7,483,408
                                                                            ------------
                               Total Energy                                 $ 36,512,095
                                                                            ------------
                               Materials - 12.9%
                               Commodity Chemicals - 1.6%
      2,190,000  B+/B1         Arco Chemical Co., 9.8%, 2/1/20              $  2,283,075
        161,000  B+/B1         Lyondell Petrochemical Co., 9.875%, 5/1/07        170,056
      2,900,000  BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                  3,335,000
      2,475,000  BB+/Ba2       Nova Chemicals Ltd., 6.5%, 1/15/12              2,555,438
        150,000  BB+/Ba2       Nova Chemicals Corp., 7.4%, 4/1/09                162,375
                                                                            ------------
                                                                            $  8,505,944
                                                                            ------------
                               Construction Materials - 1.5%
 NOK 49,250,000  NR/NR         Kvaerner AS, 0.0%, 10/30/11                  $  5,285,516
        600,000  NR/NR         Kvaerner AS, 0.0%, 10/30/11                       432,000
      2,425,000  BB-/B1        Texas Industries, Inc., 10.25%, 6/15/11         2,788,750
                                                                            ------------
                                                                            $  8,506,266
                                                                            ------------
                               Diversified Chemicals - 0.4%
 EURO 1,550,000  CCC+/Caa1     Huntsman ICI Chemicals, LLC,
                                 10.125%, 7/1/09                            $  2,005,167
   EURO 270,000  CCC+/Caa1     Huntsman ICI Chemicals, LLC,
                                 10.125%, 7/1/09                                 349,287
                                                                            ------------
                                                                            $  2,354,454
                                                                            ------------
                               Diversified Metals & Mining - 2.2%
      3,000,000  B-/B2         Freeport-McMoran Copper & Gold,
                                 6.875%, 2/1/14                             $  2,895,000
      1,650,000  B-/B2         Freeport-McMoran Copper & Gold,
                                 10.125%, 2/1/10                               1,866,563
      2,250,000  BBB/Ba1       Kennametal, Inc., 7.2%, 6/15/12                 2,454,829
      3,000,000  BB-/Ba2       Vale Overseas Ltd., 9.0%, 8/15/13               3,345,000
      2,400,000  NR/Ba2        Vale Overseas Ltd., 8.25%, 1/17/34              2,334,000
                                                                            ------------
                                                                            $ 12,895,392
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Forest Products - 1.0%
      2,750,000  B+/B1         Ainsworth Lumber, 6.75%, 3/15/14             $  2,646,875
      3,200,000  BB-/Ba2       Sino Forest Corp., 9.125%, 8/17/11 (144A)       3,288,000
                                                                            ------------
                                                                            $  5,934,875
                                                                            ------------
                               Metal & Glass Containers - 1.3%
      2,990,000  B+/NR         Crown Holdings, 10.25%, 3/1/11               $  4,230,660
      1,970,000  B+/B2         Greif Brothers Corp., 8.875%, 8/1/12            2,196,550
      1,420,000  B+/B2         Vitro Envases Norteamrca, 10.75%,
                                 7/23/11 (144A)                                1,391,600
                                                                            ------------
                                                                            $  7,818,810
                                                                            ------------
                               Paper Products - 0.9%
      3,000,000  BB/Ba2        Abitibi-Consolidated, Inc., 6.0%, 6/20/13    $  2,760,000
      2,450,000  BB/Ba2        Bowater, Inc., 6.5%, 6/15/13                    2,377,233
                                                                            ------------
                                                                            $  5,137,233
                                                                            ------------
                               Specialty Chemicals - 1.6%
      1,250,000  BB+/Baa3      Ferro Corp., 7.125%, 4/1/28                  $  1,236,644
      2,945,000  B-/Caa2       OM Group, Inc., 9.25%, 12/15/11                 3,070,163
      2,510,000  NR/Caal       Rhodia SA, 8.0%, 6/1/10 (144A)                  2,903,636
        900,000  CCC+B3        Rhodia SA, 9.25%, 6/1/11                          962,779
        865,000  B-/B3         United Industries Co., 9.875%, 4/1/09             903,925
                                                                            ------------
                                                                            $  9,077,147
                                                                            ------------
                               Steel - 2.4%
      1,450,000  B-/B3         Corus Group Plc, 7.5%, 10/1/11 (144A)        $  1,857,765
      3,510,000  B+/B1         CSN Islands VIII Corp., 9.75%,
                                 12/16/13 (144A)                               3,518,775
      1,640,000  B+/B1         CSN Islands IX Corp., 10.0%,
                                 1/15/15 (144A)                                1,640,000
      2,650,000  BB/Ba3        International Steel Group, 6.5%,
                                 4/15/14 (144A)                                2,650,000
      3,670,000  B/B3          Ispat Inland ULC, 8.35%, Floating Rate,
                                 4/1/10 (c)                                    3,908,550
                                                                            ------------
                                                                            $ 13,575,090
                                                                            ------------
                               Total Materials                              $ 73,805,211
                                                                            ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Capital Goods - 5.8%
                               Aerospace & Defense - 1.9%
      1,500,000  B/B2          DRS Technologies, Inc., 6.875%, 11/1/13      $  1,560,000
      2,500,000  B+/B1         Esterline Technology, 7.75%, 6/15/13            2,675,000
      1,500,000  CCC+/Caa2     Hexcel Corp., 9.75%, 1/15/09                    1,575,000
        275,000  B/B3          K&F Industries, 9.625%, 12/15/10                  305,938
      3,650,000  BB-/Ba3       L-3 Communications Corp., 6.125%, 7/15/13       3,695,625
        400,000  BB-/Ba3       L-3 Communications Corp., 6.125%, 1/15/14         400,000
                                                                            ------------
                                                                            $ 10,211,563
                                                                            ------------
                               Building Products - 0.1%
        600,000  B-/B3         US Concrete, Inc., 8.375%, 4/1/14            $    627,000
                                                                            ------------
                               Construction, Farm Machinery & Heavy
                               Trucks - 0.5%
      2,200,000  B-/B3         America Rock Salt Co., LLC, 9.5%,
                                 3/15/14 (144A)                             $  2,277,000
        500,000  BB+/Ba2       Cummins, Inc., 7.125%, 3/1/28                     500,000
                                                                            ------------
                                                                            $  2,777,000
                                                                            ------------
                               Construction & Engineering - 1.0%
      2,990,000  B+/B2         North American Energy Partners , 8.75%,
                                 12/1/11 (144A)                             $  2,915,250
      2,735,000  BB-/Ba3       Shaw Group, Inc., 10.75%, 3/15/10 (b)           2,871,750
                                                                            ------------
                                                                            $  5,787,000
                                                                            ------------
                               Electrical Components & Equipment - 0.4%
      2,100,000  BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13          $  2,247,342
                                                                            ------------
                               Heavy Electrical Equipment - 0.7%
      4,195,241  NR/NR         Ormat Funding Corp., 8.25%,
                                 12/30/20 (144A)                            $  4,153,288
                                                                            ------------
                               Industrial Machinery - 1.2%
      1,225,000  B/B3          JLG Industries, Inc., 8.375%, 6/15/12 (b)    $  1,280,125
      1,600,000  BB+/Ba3       SPX Corp., 6.25%, 6/15/11                       1,560,000
        550,000  BB+/Ba3       SPX Corp., 7.5%, 1/1/13                           558,938
      3,750,000  B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)              3,810,938
                                                                            ------------
                                                                            $  7,210,001
                                                                            ------------
                               Total Capital Goods                          $ 33,013,194
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Commercial Services & Supplies - 1.4%
                               Diversified Commercial Services - 0.7%
      1,280,000  B-/B3         Cornell Co's, Inc., 10.75%, 7/1/12, (144A)   $  1,283,200
      3,220,000  B+/B2         United Rentals NA, Inc. 7.75%, 11/15/13 (b)     3,018,750
                                                                            ------------
                                                                            $  4,301,950
                                                                            ------------
                               Environmental Services - 0.7%
      1,000,000  BB-/Ba3       Allied Waste, 9.25%, 9/1/12                  $  1,112,500
      2,250,000  B/B3          Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     2,373,750
        350,000  B-/B3         IESI Corp., 10.25%, 6/15/12                       378,000
                                                                            ------------
                                                                            $  3,864,250
                                                                            ------------
                               Total Commercial Services & Supplies         $  8,166,200
                                                                            ------------
                               Transportation - 2.4%
                               Air Freight & Couriers - 0.1%
        500,000  BB-/B1        Petroleum Helicopters, 9.375%, 5/1/09        $    537,500
                                                                            ------------
                               Airlines - 0.9%
      1,260,000  CCC/Caa2      AMR Corp., 9.0%, 8/1/12 (b)                  $    768,600
        302,000  CCC/Caa2      AMR Corp., 9.0%, 9/15/16                          175,160
      1,500,000  CCC/Caa2      AMR Corp., 9.8%, 10/1/21                          825,000
      1,600,000  CCC+/Caa2     Continental Airlines, Inc., 8.0%, 12/15/05 (b   1,464,000
      2,325,000  CCC+/Caa1     Northwest Airlines, Inc., 9.875%, 3/15/07 (b)   1,755,375
                                                                            ------------
                                                                            $  4,988,135
                                                                            ------------
                               Marine - 0.9%
      1,200,000  B-/B3         Horizon Lines, LLC., 9.0%, 11/1/12 (144A)    $  1,266,000
      3,900,000  B/B2          Ship Finance International, Ltd., 8.5%,
                                 12/15/13                                      3,880,500
                                                                            ------------
                                                                            $  5,146,500
                                                                            ------------
                               Railroads - 0.3%
      1,980,000  B/B3          Atlantic Express Transport, 12.0%,
                                 4/15/08 (144A)                             $  1,940,400
                                                                            ------------
                               Transportation - 0.2%
        530,000  B/B2          TFM SA De CV, 10.25%, 6/15/07                $    548,550
        650,000  B/B2          TFM SA De CV, 11.75%, 6/15/09                     656,500
                                                                            ------------
                                                                            $  1,205,050
                                                                            ------------
                               Total Transportation                         $ 13,817,585
                                                                            ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Automobiles & Components - 0.0%
                               Auto Parts & Equipment - 0.0%
        710,000  D/Caa3        Intermet Corp., 9.75%, 6/15/09 (d)           $    273,350
                                                                            ------------
                               Total Automobiles & Components               $    273,350
                                                                            ------------
                               Hotels, Restaurants & Leisure - 0.5%
                               Casinos & Gaming - 0.4%
      2,000,000  B+/B1         Turning Stone, 9.125%, 12/15/10 (144A)       $  2,160,000
                                                                            ------------
                               Hotels, Resorts & Cruise Lines - 0.1%
        520,000  BB+/Ba1       Starwood Hotels & Resorts, 7.875%, 5/1/12    $    588,250
                                                                            ------------
                               Total Hotels, Restaurants & Leisure          $  2,748,250
                                                                            ------------
                               Media - 1.4%
                               Broadcasting & Cable TV - 1.2%
        194,000  BB-/Ba3       Echostar DBS Corp., 9.125%, 1/15/09          $    215,825
      1,250,000  BB-/Ba3       Echostar DBS Corp., 6.375%, 10/1/11             1,265,625
      2,000,000  BBB-/Baa3     Groupo Televisa SA, 8.5%, 3/11/32               2,235,000
      1,850,000  B/B2          Kabel Deutschland GMBH, 10.625%,
                                 7/1/14 (144A)                                 2,016,500
        650,000  B/B2          Kabel Deutschland, 10.75%, 7/1/14 (144A)          887,367
                                                                            ------------
                                                                            $  6,620,317
                                                                            ------------
                               Publishing - 0.2%
      1,360,000  B-/B2         Houghton Mifflin Co., 8.25%, 2/1/11          $  1,421,200
                                                                            ------------
                               Total Media                                  $  8,041,517
                                                                            ------------
                               Retailing - 1.1%
                               Department Stores - 0.2%
      1,300,000  BB+/Ba3       J.C. Penney Co., 7.125%, 11/15/23            $  1,374,750
                                                                            ------------
                               Specialty Stores - 0.9%
      1,200,000  B/B3          Asbury Automotive Group, 8.0%, 3/15/14       $  1,182,000
        750,000  B/B3          Asbury Automotive Group, 9.0%, 6/15/12            791,250
      1,750,000  BB/Ba2        Toys R Us, 7.875%, 4/15/13 (b)                  1,745,625
      1,445,000  BB/Ba2        Toys R Us, 7.375%, 10/15/18                     1,340,238
                                                                            ------------
                                                                            $  5,059,113
                                                                            ------------
                               Total Retailing                              $  6,433,863
                                                                            ------------
                               Food, Beverage & Tobacco - 0.6%
                               Brewers - 0.5%
      2,530,000  BBB-/Baa3     Cia Brasileira De Bebida, 8.75%, 9/15/13     $  2,858,900
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    21

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Soft Drinks - 0.1%
        535,000  BBB-/Baa3     Cia Brasileira de Bebida, 10.5%, 12/15/11    $    659,387
                                                                            ------------
                               Total Food, Beverage & Tobacco               $  3,518,287
                                                                            ------------
                               Household & Personal Products - 0.4%
                               Household Products - 0.4%
      2,550,000  NR/B3         Solo Cup Co., 8.5%, 2/15/14                  $  2,511,750
                                                                            ------------
                               Total Household & Personal Products          $  2,511,750
                                                                            ------------
                               Health Care Equipment & Services - 2.2%
                               Health Care Distributors - 0.5%
      3,025,000  BB+/Ba2       Omnicare, Inc., 6.125%, 6/1/13               $  3,040,125
                                                                            ------------
                               Health Care Facilities - 1.6%
      1,500,000  B-/B3         Curative Health Services, 10.75%, 5/1/11     $  1,372,500
      3,810,000  BBB-/Baa3     HCA, Inc., 6.3%, 10/1/12                        3,950,090
      3,400,000  B-/B3         Province Healthcare, 7.5%, 6/1/13               3,833,500
                                                                            ------------
                                                                            $  9,156,090
                                                                            ------------
                               Health Care Supplies - 0.1%
        535,000  B-/Caa1       Inverness Medical Innovation, 8.75%,
                                 2/15/12 (144A)                             $    537,675
                                                                            ------------
                               Total Health Care Equipment & Services       $ 12,733,890
                                                                            ------------
                               Banks - 0.5%
                               Diversified Banks - 0.5%
      2,850,000  B+/Baa2       Halyk Savings Bank, 8.125%, 10/7/09 (144A)   $  2,821,386
        210,000  BBB+/A1       Skandinaviska Enskilda Bank, 8.125%,
                                 9/6/49 (144A)                                   228,691
                                                                            ------------
                                                                            $  3,050,077
                                                                            ------------
                               Total Banks                                  $  3,050,077
                                                                            ------------
                               Diversified Financials - 5.5%
                               Investment Banking & Brokerage - 2.5%
      2,500,000  B-/B3         BCP Caylux Holding Lux SCA., 10.375%,
                                 6/15/14, (144A)                            $  3,412,951
      1,100,000  B-/B3         BCP Caylux Holding Lux SCA., 9.625%,
                                 6/15/14, (144A)                               1,188,000
      4,575,000  B/B3          E*Trade Financial Corp., 8.0%,
                                 6/15/11 (144A)                                4,758,000
      3,970,000  B/B3          Refco Finance Holdings, 9.0%, 8/1/12 (144A)     4,237,974
      1,000,000  B/B           Sistema Finance SA, 10.25%, 4/14/08             1,037,770
                                                                            ------------
                                                                            $ 14,634,695
                                                                            ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                                Diversified Financial Services - 2.3%
      3,700,000  CCC/Caa1      Alamosa Delaware, Inc., 0.0%, 7/31/09        $  3,811,000
      2,250,000  BB+/Ba2       Aries Vermogensverwaltng, 9.6%,
                                 10/25/14 (144A)                               2,525,625
      1,750,000  B/B3          Dollar Financial Group, 9.75%,
                                 11/15/11 (144A)                               1,855,000
      5,325,000  BBB/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)      5,164,441
                                                                            ------------
                                                                            $ 13,356,066
                                                                            ------------
                               Specialized Finance - 0.6%
        830,000  BB-/B3        Consolidated Comm Holds, 9.75%,
                                 4/1/12 (144A)                              $    850,750
        320,000  BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09              371,482
      2,400,000  B/B2          Inmarsat Finance Plc, 7.625%, 6/30/12
                                 (144A)                                        2,382,000
                                                                            ------------
                                                                            $  3,604,232
                                                                            ------------
                               Total Diversified Financials                 $ 31,594,993
                                                                            ------------
                               Insurance - 4.5%
                               Life & Health Insurance - 1.4%
      5,300,000  B+/B2         Presidential Life Corp., 7.875%, 2/15/09     $  5,300,000
      3,125,000  BB+/Ba1       Provident Companies, Inc., 7.0%, 7/15/18 (b)    3,070,312
                                                                            ------------
                                                                            $  8,370,312
                                                                            ------------
                               Multi-Line Insurance - 0.8%
      4,536,000  BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25  $  4,513,320
                                                                            ------------
                               Property & Casualty Insurance - 1.5%
      4,400,000  BBB-/NR       Kingsway America, Inc. 7.5%, 2/1/14          $  4,562,787
      3,800,000  BB/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14              4,010,144
                                                                            ------------
                                                                            $  8,572,931
                                                                            ------------
                               Reinsurance - 0.8%
      4,100,000  BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13          $  4,471,874
                                                                            ------------
                               Total Insurance                              $ 25,928,437
                                                                            ------------
                               Real Estate - 1.9%
                               Real Estate Management & Development - 0.6%
      1,500,000  B+/Ba3        LNR Property Co., 7.25%, 10/15/13            $  1,635,000
      1,790,000  BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15         1,879,500
                                                                            ------------
                                                                            $  3,514,500
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    23

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Real Estate Investment Trusts - 1.3%
      2,310,000  B+/B3         BF Saul Real Estate Investment Trust,
                                 7.5%, 3/1/14                               $  2,356,200
      1,000,000  B/B1          Crescent Real Estate, 7.5%, 9/15/07             1,022,500
        690,000  B/B1          Crescent Real Estate, 9.25%, 4/15/09              743,475
      2,000,000  BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13    2,150,300
        710,000  B-/B1         Meristar Hospitality Operations Finance Corp.,
                                 10.5%, 6/15/09                                  777,450
        500,000  B-/B1         Meristar Hospitality Operations Finance Corp.,
                                 9.0%, 1/15/08                                   522,500
                                                                            ------------
                                                                            $  7,572,425
                                                                            ------------
                               Total Real Estate                            $ 11,086,925
                                                                            ------------
                               Technology Hardware & Equipment - 1.5%
                               Communications Equipment - 0.6%
        450,000  BB+/Ba2       Corning, Inc., 6.3%, 3/1/09                  $    469,276
      2,500,000  BB+/Ba2       Corning, Inc., 5.9%, 3/15/14                    2,443,568
        600,000  B/B2          Lucent Technologies, Inc., 7.25%, 7/15/06 (b)     636,000
                                                                            ------------
                                                                            $  3,548,844
                                                                            ------------
                               Electronic Equipment & Instruments - 0.1%
        400,000  B/B2          General Cable Corp., 9.5%, 11/15/10          $    444,000
                                                                            ------------
                               Electronic Manufacturing Services - 0.1%
        800,000  BB-/Ba2       Sanmina-SCI Corp., 10.375%, 1/15/10          $    915,000
                                                                            ------------
                               Office Electronics - 0.1%
        285,000  B-/Ba3        Xerox Corp., 8.0%, 2/1/27                    $    280,725
                                                                            ------------
                               Technology Distributors - 0.6%
      2,900,000  BBB-/Baa3     Arrow Electronic, Inc., 6.875%, 7/1/13       $  3,137,867
                                                                            ------------
                               Total Technology Hardware & Equipment        $  8,326,436
                                                                            ------------
                               Telecommunication Services - 5.9%
                               Integrated Telecommunication Services - 3.3%
      2,800,000  B+/B2         GCI, Inc., 7.25%, 2/15/14                    $  2,744,000
      2,652,000  B+/B2         Innova S De R.L., 9.375%, 9/19/13               2,884,050
      4,035,000  B-/B3         National Cable Plc, 8.75%, 4/15/14 (144A)       5,094,424
      2,500,000  CCC/B3        Primus Telecomm Group, 8.0%, 1/15/14 (b)        1,850,000
      4,050,000  NR/Baa3       Tele Norte Leste Participacoes SA, 8.0%,
                                 12/18/13 (144A)                               3,928,500
      2,000,000  B-/B3         TSI Telecommunication Services, 12.75%,
                                 2/1/09                                        2,240,000
                                                                            ------------
                                                                            $ 18,740,974
                                                                            ------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               Wireless Telecommunication Services - 2.6%
      2,635,000  CCC+/B3       MetroPCS, Inc., 10.75%, 10/1/11              $  2,832,624
      2,770,000  B-/B3         Mobifon Holdings, 12.5%, 7/31/10                3,240,900
      1,270,000  B+/Ba3        Mobile Telesystems Finance, 9.75%,
                                 1/30/08 (144A)                                1,349,375
      2,200,000  B+/Ba3        Mobile Telesystems Finance, 8.375%,
                                 10/14/10 (144A)                               2,205,500
      3,050,000  BB+/Ba3       Rogers Cantel, Inc., 10.5%, 6/1/06              2,584,601
      2,700,000  CCC/Caa1      Ubiquitel Operating Co., 9.875%, 3/1/11         2,811,375
                                                                            ------------
                                                                            $ 15,024,375
                                                                            ------------
                               Total Telecommunication Services             $ 33,765,349
                                                                            ------------
                               Utilities - 1.9%
                               Electric Utilities - 0.7%
        500,000  CCC/Caa1      Alamosa Delaware, 8.5%, 1/31/12              $    506,250
      3,250,000  BB-/Ba2       MSW Energy Holdings, 7.375%, 9/1/10             3,412,500
                                                                            ------------
                                                                            $  3,918,750
                                                                            ------------
                               Multi-Utilities & Unregulated Power - 1.1%
      3,060,000  B/Ba3         Illinova Corp., 7.5%, 6/15/09                $  3,488,400
        800,000  B/B1          Reliant Resources, Inc., 9.25%, 7/15/10           859,000
      2,100,000  B/B1          Reliant Energy, Inc., 9.5%, 7/15/13             2,281,125
                                                                            ------------
                                                                            $  6,628,525
                                                                            ------------
                               Water Utilities - 0.1%
        364,000  B/B3          National Waterworks Co., 10.5%, 12/1/12      $    413,140
                                                                            ------------
                               Total Utilities                              $ 10,960,415
                                                                            ------------
                               TOTAL CORPORATE BONDS
                               (Cost $312,188,415)                          $326,287,824
                                                                            ------------
                               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.2%
        403,731                Federal Home Loan Bank, 5.5%, 10/1/16        $    418,062
      3,843,928                Federal Home Loan Bank, 6.0%, 6/1/17            4,030,963
        335,638                Federal Home Loan Mortgage Corp.,
                                 5.5%, 4/1/33                                    341,203
        581,397                Federal Home Loan Mortgage Corp.,
                                 5.5%, 5/1/33                                    590,631
        145,845                Federal Home Loan Mortgage Corp.,
                                 6.0%, 1/1/33                                    150,855
        317,043                Federal Home Loan Mortgage Corp.,
                                 6.0%, 1/1/33                                    327,927

The accompanying notes are an integral part of these financial statements.    25

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
        441,685        Federal Home Loan Mortgage Corp.,
                         6.0%, 1/1/33                                       $    456,859
        171,129        Federal Home Loan Mortgage Corp.,
                         6.0%, 2/1/33                                            177,008
        109,676        Federal Home Loan Mortgage Corp.,
                         6.0%, 3/1/33                                            113,441
        231,460        Federal Home Loan Mortgage Corp.,
                         6.0%, 3/1/33                                            239,411
        310,298        Federal Home Loan Mortgage Corp.,
                         6.0%, 3/1/33                                            320,950
        815,259        Federal Home Loan Mortgage Corp.,
                         6.0%, 9/1/33                                            843,246
      1,631,310        Federal Home Loan Mortgage Corp.,
                         6.0%, 1/1/34                                          1,686,789
        436,868        Federal Home Loan Mortgage Corp.,
                         6.0%, 1/1/34                                            451,865
          4,086        Federal Home Loan Mortgage Corp.,
                         6.5%, 6/1/31                                              4,289
         39,942        Federal Home Loan Mortgage Corp.,
                         6.5%, 9/1/32                                             41,934
      1,895,288        Federal Home Loan Mortgage Corp.,
                         6.5%, 10/1/33                                         1,999,590
        255,807        Federal Home Loan Mortgage Corp.,
                         6.5%, 11/1/33                                           268,611
      1,790,421        Federal National Mortgage Association,
                         5.5%, 12/1/17                                         1,855,213
      3,720,420        Federal National Mortgage Association,
                         5.5%, 3/1/18                                          3,851,059
      1,248,701        Federal National Mortgage Association,
                         5.5%, 12/1/18                                         1,292,548
      1,667,244        Federal National Mortgage Association,
                         5.5%, 4/1/19                                          1,726,903
        361,266        Federal National Mortgage Association,
                         5.5%, 2/1/33                                            365,760
        496,855        Federal National Mortgage Association,
                         5.5%, 5/1/33                                            504,523

26    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
        363,181        Federal National Mortgage Association,
                         5.5%, 6/1/33                                       $    368,786
      1,553,801        Federal National Mortgage Association,
                         5.5%, 7/1/33                                          1,577,781
      1,992,859        Federal National Mortgage Association,
                         5.5%, 6/1/34                                          2,021,722
      2,101,614        Federal National Mortgage Association,
                         6.0%, 6/1/16                                          2,205,190
      1,285,908        Federal National Mortgage Association,
                         6.0%, 7/1/17                                          1,349,234
         30,590        Federal National Mortgage Association,
                         6.0%, 2/1/32                                             31,708
         60,304        Federal National Mortgage Association,
                         6.0%, 10/1/32                                            62,484
        160,285        Federal National Mortgage Association,
                         6.0%, 11/1/32                                           166,035
        331,552        Federal National Mortgage Association,
                         6.0% 11/1/32                                            343,568
      1,936,510        Federal National Mortgage Association,
                         6.0%, 12/1/32                                         2,006,691
        217,680        Federal National Mortgage Association,
                         6.0%, 1/1/33                                            225,569
        124,927        Federal National Mortgage Association,
                         6.0% 2/1/33                                             129,454
        219,560        Federal National Mortgage Association,
                         6.0%, 3/1/33                                            227,517
        923,641        Federal National Mortgage Association,
                         6.0%, 5/1/33                                            957,041
        451,091        Federal National Mortgage Association,
                         6.0%, 11/1/33                                           467,403
      1,443,865        Federal National Mortgage Association,
                         6.0%, 12/1/33                                         1,496,076
      1,560,931        Federal National Mortgage Association,
                         6.0%, 12/1/33                                         1,617,376
     10,500,000        Federal National Mortgage Association,
                         6.375%, 8/15/07                                       7,817,192

The accompanying notes are an integral part of these financial statements.    27

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
      1,871,301        Federal National Mortgage Association,
                         6.5%, 12/1/21                                      $  1,970,759
          2,661        Federal National Mortgage Association,
                         6.5%, 4/1/29                                              2,796
         53,279        Federal National Mortgage Association,
                         6.5%, 5/1/31                                             55,925
         14,201        Federal National Mortgage Association,
                         6.5%, 7/1/31                                             14,907
         18,050        Federal National Mortgage Association,
                         6.5%, 2/1/32                                             18,946
         27,195        Federal National Mortgage Association,
                         6.5%, 3/1/32                                             28,546
         56,876        Federal National Mortgage Association,
                         6.5%, 8/1/32                                             59,700
      2,923,052        Federal National Mortgage Association,
                         6.5%, 9/1/32                                          3,068,232
        109,167        Federal National Mortgage Association,
                         6.5%, 10/1/32                                           114,584
         96,592        Federal National Mortgage Association,
                         6.5%, 11/1/32                                           101,390
         14,930        Federal National Mortgage Association,
                         7.0%, 5/1/28                                             15,865
          4,332        Federal National Mortgage Association,
                         7.0%, 2/1/29                                              4,603
          4,413        Federal National Mortgage Association,
                         7.0%, 12/1/30                                             4,683
         23,967        Federal National Mortgage Association,
                         7.0%, 7/1/31                                             25,431
          6,908        Federal National Mortgage Association,
                         7.5%, 1/1/28                                              7,424
          6,211        Federal National Mortgage Association,
                         7.5%, 6/1/30                                              6,657
        300,167        Government National Mortage Association,
                         5.0%, 1/15/34                                           299,090
        752,349        Government National Mortage Association,
                         5.0%, 4/15/34                                           749,649

28    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
      1,697,345        Government National Mortage Association,
                         5.0%, 4/15/34                                      $  1,691,255
      3,653,851        Government National Mortage Association,
                         5.5%, 4/20/34                                         3,716,083
      5,565,617        Government National Mortage Association,
                         5.5%, 7/15/34                                         5,670,874
        634,158        Government National Mortage Association,
                         6.0%, 12/15/13                                          671,400
      2,682,513        Government National Mortage Association,
                         6.0%, 6/15/17                                         2,834,059
        950,031        Government National Mortage Association,
                         6.0%, 6/15/17                                         1,003,702
        578,784        Government National Mortage Association,
                         6.0%, 7/15/17                                           611,482
        141,556        Government National Mortage Association,
                         6.0%, 1/15/33                                           146,979
         79,163        Government National Mortage Association,
                         6.0%, 2/15/33                                            82,196
      1,870,391        Government National Mortage Association,
                         6.0%, 1/15/33                                         1,942,040
        847,354        Government National Mortage Association,
                         6.0%, 2/15/33                                           879,813
        105,069        Government National Mortage Association,
                         6.0%, 2/15/33                                           109,094
      1,638,660        Government National Mortage Association,
                         6.0%, 2/15/33                                         1,701,432
        166,466        Government National Mortage Association,
                         6.0%, 3/15/33                                           172,842
        178,654        Government National Mortage Association,
                         6.0%, 3/15/33                                           185,497
        181,187        Government National Mortage Association,
                         6.0%, 3/15/33                                           188,128
        601,362        Government National Mortage Association,
                         6.0%, 3/15/33                                           624,398
        618,536        Government National Mortage Association,
                         6.0%, 3/15/33                                           642,230

The accompanying notes are an integral part of these financial statements.    29

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------


Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
        445,473        Government National Mortage Association,
                         6.0%, 5/15/33                                      $    462,538
      1,971,672        Government National Mortage Association,
                         6.0%, 5/15/33                                         2,047,201
      1,525,675        Government National Mortage Association,
                         6.0%, 6/15/33                                         1,584,119
      1,810,816        Government National Mortage Association,
                         6.0%, 7/15/33                                         1,880,183
      1,848,618        Government National Mortage Association,
                         6.0%, 7/15/33                                         1,919,433
        330,934        Government National Mortage Association,
                         6.0%, 9/15/33                                           343,611
      2,357,345        Government National Mortage Association,
                         6.0%, 9/15/33                                         2,447,647
      1,629,700        Government National Mortage Association,
                         6.0%, 9/15/33                                         1,692,128
      2,428,566        Government National Mortage Association,
                         6.0%, 10/15/33                                        2,521,597
      2,832,382        Government National Mortage Association,
                         6.0%, 11/15/33                                        2,940,882
        982,764        Government National Mortage Association,
                         6.0%, 1/15/34                                         1,020,168
          3,359        Government National Mortage Association,
                         6.5%, 1/20/28                                             3,549
         61,773        Government National Mortage Association,
                         6.5%, 1/15/29                                            65,333
         23,387        Government National Mortage Association,
                         6.5%, 5/15/29                                            24,747
         82,024        Government National Mortage Association,
                         6.5%, 10/15/31                                           86,643
         82,935        Government National Mortage Association,
                         6.5%, 10/15/31                                           87,605
         20,835        Government National Mortage Association,
                         6.5%, 11/15/31                                           22,008

30    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount
USD ($)                                                                            Value
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS (continued)
  307,430              Government National Mortage Association,
                         6.5%, 11/15/31                                     $    324,740
   82,721              Government National Mortage Association,
                         6.5%, 2/15/32                                            87,365
   43,737              Government National Mortage Association,
                         6.5%, 3/15/32                                            46,192
  290,814              Government National Mortage Association,
                         6.5%, 5/15/32                                           307,141
   25,005              Government National Mortage Association,
                         6.5%, 6/15/32                                            26,408
   37,420              Government National Mortage Association,
                         6.5%, 6/15/32                                            39,521
   97,947              Government National Mortage Association,
                         6.5%, 7/15/32                                           103,446
  149,745              Government National Mortage Association,
                         6.5%, 7/15/32                                           158,152
   63,289              Government National Mortage Association,
                         6.5%, 8/15/32                                            66,842
   84,493              Government National Mortage Association,
                         6.5%, 8/15/32                                            89,236
  245,583              Government National Mortage Association,
                         6.5%, 8/15/32                                           259,370
   75,560              Government National Mortage Association,
                         6.5%, 9/15/32                                            79,802
  214,275              Government National Mortage Association,
                         6.5%, 9/15/32                                           226,304
  781,551              Government National Mortage Association,
                         6.5%, 9/15/32                                           825,428
  116,593              Government National Mortage Association,
                         6.5%, 10/15/32                                          123,138
1,165,649              Government National Mortage Association,
                         6.5%, 11/15/32                                        1,231,248
   90,262              Government National Mortage Association,
                         6.5%, 1/15/33                                            95,332
1,165,033              Government National Mortage Association,
                         6.5%, 5/15/33                                         1,230,475
    2,883              Government National Mortage Association,
                         7.0%, 5/15/29                                             3,077

The accompanying notes are an integral part of these financial statements.    31

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Principal          S&P/Moody's
Amount             Ratings
USD ($)            (unaudited)                                                       Value
                                 U.S. GOVERNMENT AND AGENCY
                                 OBLIGATIONS (continued)
            5,667                Government National Mortage Association,
                                   7.0%, 5/15/29                              $      6,049
            5,659                Government National Mortage Association,
                                   7.0%, 6/15/29                                     6,041
           54,674                Government National Mortage Association,
                                   7.0%, 8/15/29                                    58,360
            3,454                Government National Mortage Association,
                                   7.5%, 8/15/29                                     3,722
           23,239                Government National Mortage Association,
                                   7.0%, 6/15/31                                    24,794
            5,594                Government National Mortage Association,
                                   8.0%, 12/15/29                                    6,110
            5,782                Government National Mortage Association I,
                                   6.5%, 12/15/31                                    6,107
           23,767                Government National Mortage Association I,
                                   7.0%, 5/15/31                                    25,357
        1,721,527                Government National Mortage Association II,
                                   5.5%, 3/20/34                                 1,750,848
        1,886,065                Government National Mortage Association II,
                                   6.0%, 10/20/33                                1,961,866
        6,313,543                Government National Mortage Association II,
                                   6.0%, 11/20/33                                6,545,541
           49,047                Government National Mortage Association II,
                                   7.0%, 1/20/29                                    52,167
        6,270,000                U.S. Treasury Notes, 5.375%, 2/15/31            6,716,738
                                                                              ------------
                                 TOTAL U.S. GOVERNMENT AND AGENCY
                                 OBLIGATIONS
                                 (Cost $114,659,475)                          $116,189,467
                                                                              ------------
                                 FOREIGN GOVERNMENT BONDS - 13.3%
ITL 7,120,000,000  B+/B2         Banco Nac De Desen Econo 8.0% 4/28/10        $  4,504,882
1,900,000          CC/B3         Dominican Republic, 9.04%, 1/23/13 (144A)       1,472,500
1,050,000          B+/B1         Federal Republic of Brazil, 10.25%, 6/17/13     1,161,825
CAD     1,444,000  AAA/Aaa       Government of Canada, 4.25%, 9/1/08             1,163,675
CAD     5,400,000  AAA/Aaa       Government of Canada, 4.25%, 9/1/09             4,324,197
CAD     4,860,000  AAA/Aaa       Government of Canada, 5.25%, 6/1/12             4,049,035
CAD     5,530,000  AAA/Aaa       Government of Canada, 5.75%, 9/1/06             4,591,930
EURO    3,847,000  AAA/Aaa       Government of France, 3.0%, 7/25/09             5,678,395

32    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                       Value
                               FOREIGN GOVERNMENT BONDS (continued)
    300,000,000  TSY/Tsy       Government of Japan, 1.5%, 1/20/05           $  2,739,260
 SEK 23,365,000  TSY/Aaa       Government of Sweden, 8.0%, 8/15/07             3,619,857
 SEK 35,975,000  TSY/Aaa       Government of Sweden, 5.25%, 3/15/11            5,284,771
 SEK 28,645,000  TSY/Aaa       Government of Sweden, 5.5%, 10/8/12             4,280,808
 NOK  9,260,000  TSY/Aaa       Norwegian Government, 6.0%, 5/16/11             1,542,602
 NOK 61,143,000  TSY/Aaa       Norwegian Government, 6.75%, 1/15/07            9,923,267
 AUD  5,344,000  AA/Aa2        Ontario Province, 5.5%, 4/23/13                 3,791,205
 AUD  6,780,000  NR/Aaa        Queensland Treasury, 6.0%, 8/14/13              5,072,266
EURO  4,872,119  BB+/Ba1       Republic of Columbia 9.75%, 4/9/11              5,505,495
EURO    800,000  BB-/Ba3       Republic of Peru, 9.125%, 2/21/12                 896,000
EURO  1,990,000  BB-/Ba3       Republic of Peru, 9.875%, 2/6/15                2,288,500
EURO  2,415,000  BB-/Ba3       Republic of Peru, 8.375%, 5/3/16                2,511,600
        805,000  BB+/Baa3      Russia Regs., 5.0%, 3/31/30 (c)                   774,330
 DEM  1,320,000  BBB-/Baa3     United Mexican States, 8.25%, 2/24/09             975,079
                                                                            ------------
                               TOTAL FOREIGN GOVERNMENT BONDS
                               (Cost $69,913,072)                           $ 76,151,479
                                                                            ------------
                               SUPRANATIONAL BONDS - 0.1%
                               Banks - 0.1%
 AUD  1,000,000  AAA/Aaa       Council of Europe, 5.5%, 1/18/12             $    721,517
                                                                            ------------
                               Total Banks                                  $    721,517
                                                                            ------------
                               TOTAL SUPRANATIONAL BONDS
                               (Cost $666,398)                              $    721,517
                                                                            ------------
                               MUNICIPAL BONDS - 2.0%
                               Government - 1.4%
      1,575,000  BBB/Baa3      Golden State Tobacco, 6.75%, 6/1/39          $  1,521,734
      2,450,000  B/Caa2        New Jersey Economic Development Authority,
                                 7.0%, 11/15/30                                1,933,540
      1,075,000  BBB/Baa3      Tobacco Settlement Financing Corp.,
                                 7.0%, 6/1/41                                  1,056,757
      1,150,000  BBB/Baa3      Tobacco Settlement Authority Washington,
                                 6.625%, 6/1/32                                1,088,050
      2,450,000  NR/NR         Wayne Charter County Michigan,
                                 6.75%, 12/1/15                                2,064,542
                                                                            ------------
                               Total Government                             $  7,664,623
                                                                            ------------

The accompanying notes are an integral part of these financial statements.    33

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                    (continued)
--------------------------------------------------------------------------------

Principal         S&P/Moody's
Amount            Ratings
USD ($)           (unaudited)                                                      Value
                               Tobacco - 0.6%
      2,200,000  BBB/Baa3      Tobacco Settlement Financing Corp.,
                                 6.25%, 6/1/43                              $  1,954,084
      1,895,000  BBB/Baa3      Tobacco Settlement Financing Corp.,
                                 6.25%, 6/1/42                                 1,684,276
                                                                            ------------
                               Total Tobacco                                $  3,638,360
                                                                            ------------
                               TOTAL MUNICIPAL BONDS
                               (Cost $10,582,154)                           $ 11,302,983
                                                                            ------------
                               FLOATING RATE NOTE - 0.0%
        100,000  AAA/Aaa       KFW International Finance, 5.25%, 8/1/05     $    127,311
                                                                            ------------
                               TOTAL FLOATING RATE NOTE
                               (Cost $91,480)                               $    127,311
                                                                            ------------
                               TEMPORARY CASH INVESTMENTS - 4.8%
                               Repurchase Agreement - 2.3%
     13,200,000                Greenwich Capital, 1.68%, dated 9/30/04,
                               repurchase price of $13,200,000 plus
                               accrued interest on 10/1/04, collateralized
                               by $13,077,000 U.S. Treasury Bill, 3.5%,
                               11/15/06                                     $ 13,200,000
                                                                            ------------
         Shares
                               Security Lending Collateral - 2.5%
     14,435,601                Securities Lending Investment Fund, 1.74%    $ 14,435,601
                                                                            ------------
                               TOTAL TEMPORARY CASH INVESTMENTS
                               (Cost $27,635,601)                           $ 27,635,601
                                                                            ------------
                               TOTAL INVESTMENTS IN SECURITIES - 102.0%
                               (Cost $562,744,805)(a)                       $586,236,703
                                                                            ------------
                               OTHER ASSETS AND LIABILITIES - (2.0%)        $(11,602,121)
                                                                            ------------
                               TOTAL NET ASSETS - 100.0%                    $574,634,582
                                                                            ============


N/R  Not rated by either S&P or Moody's

TSY  Treasury Security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2004, the value of these securities amounted to $117,637,884 or 20.5% of total net assets.

34    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) At September 30, 2004, the net unrealized gain on investments, based on cost for federal income tax purposes of $562,771,024 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                   $27,181,843
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                    (3,716,164)
                                                                                  -----------
      Net unrealized gain                                                         $23,465,679
                                                                                  ===========

(b)   At September 30, 2004, the following securities were out on loan:

Principal                                                                    Market
Amount                Security                                                Value
 $      1,197,000     AMR Corp., 9.0%, 8/1/12                           $   730,170
        1,520,000     Continental Airlines, Inc., 8.0%, 12/15/05          1,390,800
          400,000     International Rectifier Corp., 4.25%, 7/15/07         394,000
        1,163,750     JLG Industries, Inc., 8.375%, 6/15/12               1,216,119
          570,000     Lucent Technologies, Inc., 7.25%, 7/15/06             604,200
        2,208,750     Northwest Airlines, Inc., 9.875%, 3/15/07           1,667,606
        1,000,000     Primus Telecomm Group, 8.0%, 1/15/14                  740,000
        1,922,500     Provident Companies, Inc., 7.0%, 7/15/18            1,888,856
          626,750     Shaw Group, Inc., 10.75%, 3/15/10                     658,088
        1,662,500     Toys R Us, 7.875%, 4/15/13                          1,658,344
        3,058,750     United Rentals, NA Inc. 7.75%, 11/15/13             2,867,578
                                                                        -----------
                      Total                                             $13,815,761
                                                                        ===========

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d)   Security is in default and is non-income producing.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2004 were:

                                Purchases          Sales
                               ------------      ------------
Long-Term U.S. Government      $164,317,623      $ 89,627,262
Other Long-term Securities     $257,650,203      $136,400,707

Note: Principal amounts are denominated in US dollars unless otherwise denoted.

AUD   Australian dollar.             DEM  Deutsche Marks.
DKK   Danish kroner.                 CAD  Canadian Dollar.
EURO  Euro dollar.                   ITL  Italian Lira.
NOK   Norwegian Kroner.              SEK  Swedish Krona

The accompanying notes are an integral part of these financial statements.    35

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $13,815,761 (cost $562,744,805)                                       $586,236,703
  Cash                                                                         697,499
  Foreign currencies, at value (cost $2,901,502)                             2,910,140
  Receivables -
        Investment securities sold                                              28,495
        Fund shares sold                                                     3,536,327
        Interest                                                             9,516,403
                                                                          ------------
          Total assets                                                    $602,925,567
                                                                          ------------
LIABILITIES:
  Payables -
        Investment securities purchased                                   $ 10,988,985
        Fund shares repurchased                                              1,008,252
        Dividends                                                              882,866
        Upon return of securities loaned                                    14,435,601
        Forward foreign currency portfolio hedge contracts - net               124,654
  Due to affiliates                                                            736,003
  Accrued expenses                                                             114,624
                                                                          ------------
          Total liabilities                                               $ 28,290,985
                                                                          ------------
NET ASSETS:
  Paid-in capital                                                         $542,685,009
  Undistributed net investment income                                        3,177,891
  Accumulated net realized gain on investments and foreign
    currency transactions                                                    5,370,054
  Net unrealized gain on investments                                        23,491,898
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             (90,270)
                                                                          ------------
          Total net assets                                                $574,634,582
                                                                          ------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $241,409,302/22,853,331 shares)                       $      10.56
                                                                          ------------
  Class B (based on $96,481,139/9,265,040 shares)                         $      10.41
                                                                          ------------
  Class C (based on $232,903,411/22,479,500 shares)                       $      10.36
                                                                          ------------
  Class R (based on $3,720,923/346,407 shares)                            $      10.74
                                                                          ------------
  Class Y (based on $119,807/11,335 shares)                               $      10.57
                                                                          ------------
MAXIMUM OFFERING PRICE:
  Class A ($10.56 [divided by] 95.50%)                                    $      11.06
                                                                          ------------

36    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/04

INVESTMENT INCOME:
  Interest                                                    $31,220,477
  Income from securities loaned, net                               27,100
                                                              -----------
     Total investment income                                               $31,247,577
                                                                           -----------
EXPENSES:
  Management fees                                             $ 3,049,713
  Transfer agent fees and expenses
    Class A                                                       371,077
    Class B                                                       201,149
    Class C                                                       338,032
    Class R                                                           771
    Class Y                                                             -
  Distribution fees
    Class A                                                       463,765
    Class B                                                       885,424
    Class C                                                     2,062,611
    Class R                                                        10,258
  Administrative reimbursements                                    84,372
  Custodian fees                                                   55,901
  Registration fees                                               155,254
  Professional fees                                               100,999
  Printing expense                                                 39,988
  Fees and expenses of nonaffiliated trustees                       7,961
  Miscellaneous                                                     8,759
                                                              -----------
        Total expenses                                                     $ 7,836,034
        Less management fees waived and expenses reim-
          bursed by Pioneer Investment Management, Inc.                       (489,661)
        Less fees paid indirectly                                               (4,181)
                                                                           -----------
        Net expenses                                                       $ 7,342,192
                                                                           -----------
          Net investment income                                            $23,905,385
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                               $ 9,197,475
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies          (252,437) $ 8,945,038
                                                              -----------  -----------
  Change in net unrealized gain (loss) on:
    Investments                                               $ 8,637,511
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies           (92,870) $ 8,544,641
                                                              -----------  -----------
          Net gain on investments and foreign currency
            transactions                                                   $17,489,679
                                                                           -----------
          Net increase in net assets resulting from operations             $41,395,064
                                                                           -----------

The accompanying notes are an integral part of these financial statements.    37

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/04 and 9/30/03

                                                              Year Ended     Year Ended
                                                               9/30/04         9/30/03
FROM OPERATIONS:
  Net investment income                                      $ 23,905,385   $ 10,388,792
  Net realized gain on investments and foreign
    currency transactions                                       8,945,038      5,841,455
  Change in net unrealized gain on investments and
    foreign currency transations                                8,544,641     15,770,195
                                                             ------------   ------------
  Net increase in net assets resulting from
    operations                                              $ 41,395,064    $ 32,000,442
                                                             ------------   ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
    Class A ($0.58 and $0.59 per share, respectively)        $(10,431,412)  $ (4,071,325)
    Class B ($0.50 and $0.54 per share, respectively)          (4,305,875)    (2,563,801)
    Class C ($0.51 and $0.54 per share, respectively)         (10,219,238)    (3,937,390)
    Class R ($0.57 and $0.28 per share, respectively)             (95,759)        (1,917)
    Class Y ($0.04 and $0.00 per share, respectively)                 (61)             -
  Net realized gain:
    Class A ($0.09 and $0.00 per share, respectively)        $ (1,268,377)  $          -
    Class B ($0.09 and $0.00 per share, respectively)            (767,774)             -
    Class C ($0.09 and $0.00 per share, respectively)          (1,670,721)             -
    Class R ($0.09 and $0.00 per share, respectively)              (2,150)             -
                                                             ------------   ------------
      Total distributions to shareowners                     $(28,761,367)  $(10,574,433)
                                                             ------------   ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                           $355,748,089   $327,616,908
  Reinvestment of distributions                                16,820,462      5,183,982
  Cost of shares repurchased                                 (161,920,317)   (73,456,435)
                                                             ------------   ------------
   Net increase in net assets resulting from Fund
     share transactions                                      $210,648,234   $259,344,455
                                                             ------------   ------------
   Net increase in net assets                                $223,281,931   $280,770,464
NET ASSETS:
  Beginning of year                                           351,352,651     70,582,187
                                                             ------------   ------------
  End of year (including undistributed net investment
    income of $3,177,891 and $1,184,442, respectively)       $574,634,582   $351,352,651
                                                             ============   ============

38    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended 9/30/04 and 9/30/03

                                '04 Shares   '04 Amount     '03 Shares   '03 Amount
CLASS A
Shares sold                     18,254,312   $189,503,517   11,742,202   $115,356,348
Reinvestment of distributions      830,745      8,610,647      283,316      2,795,799
Less shares repurchased         (7,669,563)   (79,034,640)  (4,143,064)   (40,417,958)
                                ----------   ------------   ----------   ------------
    Net increase                11,415,494   $119,079,524    7,882,454   $ 77,734,189
                                ==========   ============   ==========   ============
CLASS B
Shares sold                      3,255,324   $ 33,308,276    6,557,588   $ 63,104,479
Reinvestment of distributions      228,532      2,332,742      104,375      1,015,431
Less shares repurchased         (1,860,054)   (19,022,843)  (1,233,373)   (11,927,204)
                                ----------   ------------   ----------   ------------
    Net increase                 1,623,802   $ 16,618,175    5,428,590   $ 52,192,706
                                ==========   ============   ==========   ============
CLASS C
Shares sold                     12,650,143   $128,937,371   15,381,056   $148,980,018
Reinvestment of distributions      570,146      5,792,350      140,233      1,370,837
Less shares repurchased         (6,243,075)   (63,389,708)  (2,189,536)   (21,107,742)
                                ----------   ------------   ----------   ------------
    Net increase                 6,977,214   $ 71,340,013   13,331,753   $129,243,113
                                ==========   ============   ==========   ============
CLASS R (a)
Shares sold                        366,173   $  3,879,298       17,051   $    176,063
Reinvestment of distributions        8,031         84,723          187          1,915
Less shares repurchased            (44,685)      (473,126)        (350)        (3,531)
                                ----------   ------------   ----------   ------------
    Net increase                   329,519   $  3,490,895       16,888   $    174,447
                                ==========   ============   ==========   ============
CLASS Y (b)
Shares sold                         11,335   $    119,627
Reinvestment of distributions            -              -
Less shares repurchased                  -              -
                                ----------   ------------
    Net increase                    11,335   $    119,627
                                ==========   ============

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Class Y shares were first publicly offered on September 10, 2004.

The accompanying notes are an integral part of these financial statements.    39

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                                9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                                   $  10.27     $   8.95     $  8.89      $  9.12      $  9.52
                                                                       --------     --------     -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income                                                $   0.55     $   0.59     $  0.66      $  0.75      $  0.75
  Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                   0.41         1.32        0.05        (0.26)       (0.39)
                                                                       --------     --------     -------      -------      -------
     Net increase from investment operations                           $   0.96     $   1.91     $  0.71      $  0.49      $  0.36
Distributions to shareowners:
  Net investment income                                                   (0.58)       (0.59)      (0.65)       (0.65)       (0.76)
  Net realized gain                                                       (0.09)
  Tax return of capital                                                       -            -           -        (0.07)           -
                                                                       --------     --------     -------      -------      -------
Net increase (decrease) in net asset value                             $   0.29     $   1.32     $  0.06      $ (0.23)     $ (0.40)
                                                                       --------     --------     -------      -------      -------
Net asset value, end of period                                         $  10.56     $  10.27     $  8.95      $  8.89      $  9.12
                                                                       ========     ========     =======      =======      =======
Total return*                                                              9.75%       21.95%       8.08%        5.47%        3.93%
Ratio of net expenses to average net assets+                               1.08%        1.00%       0.94%        0.77%        0.80%
Ratio of net investment income to average net assets+                      5.42%        5.98%       7.14%        8.11%        8.06%
Portfolio turnover rate                                                      48%          55%         34%          44%          74%
Net assets, end of period (in thousands)                               $241,409     $117,499     $31,815      $ 9,697      $ 9,007
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                             1.17%        1.33%       1.92%        2.19%        2.23%
  Net investment income                                                    5.32%        5.65%       6.18%        6.69%        6.63%
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                             1.08%        1.00%       0.94%        0.75%        0.75%
  Net investment income                                                    5.42%        5.98%       7.16%        8.13%        8.11%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                                9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                                   $ 10.13      $  8.86      $  8.85      $  9.11      $  9.56
                                                                       -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income                                                $  0.47      $  0.56      $  0.60      $  0.70      $  0.68
  Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                  0.40         1.25         0.03        (0.26)       (0.40)
                                                                       -------      -------      -------      -------      -------
     Net increase from investment operations                           $  0.87      $  1.81      $  0.63      $  0.44      $  0.28
Distributions to shareowners:
  Net investment income                                                  (0.50)       (0.54)       (0.62)       (0.63)       (0.73)
  Net realized gain                                                      (0.09)           -            -            -            -
  Tax return of capital                                                      -            -            -        (0.07)           -
                                                                       -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                             $  0.28      $  1.27      $  0.01      $ (0.26)     $ (0.45)
                                                                       -------      -------      -------      -------      -------
Net asset value, end of period                                         $ 10.41      $ 10.13      $  8.86      $  8.85      $  9.11
                                                                       =======      =======      =======      =======      =======
Total return*                                                             8.87%       20.98%        7.19%        4.85%        3.05%
Ratio of net expenses to average net assets+                              1.85%        1.76%        1.74%        1.43%        1.52%
Ratio of net investment income to average net assets+                     4.62%        5.23%        6.36%        7.44%        7.31%
Portfolio turnover rate                                                     48%          55%          34%          44%          74%
Net assets, end of period (in thousands)                               $96,481      $77,392      $19,601      $ 7,294      $ 6,826
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            1.96%        2.09%        2.70%        2.85%        2.96%
  Net investment income                                                   4.51%        4.90%        5.38%        6.02%        5.87%
Ratios with waiver of management fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                            1.85%        1.76%        1.73%        1.41%        1.47%
  Net investment income                                                   4.62%        5.23%        6.35%        7.46%        7.36%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                                9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
Net asset value, beginning of period                                   $  10.08     $   8.83     $  8.82      $  9.06      $  9.52
                                                                       --------     --------     -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income                                                $   0.47     $   0.54     $  0.61      $  0.79      $  0.62
  Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                   0.41         1.25        0.02        (0.35)       (0.36)
                                                                       --------     --------     -------      -------      -------
     Net increase from investment operations                           $   0.88     $   1.79     $  0.63      $  0.44      $  0.26
Distributions to shareowners:
  Net investment income                                                   (0.51)       (0.54)      (0.62)       (0.61)       (0.72)
  Net realized gain                                                       (0.09)           -           -            -            -
  Tax return of capital                                                       -            -           -        (0.07)           -
                                                                       --------     --------     -------      -------      -------
Net increase (decrease) in net asset value                             $   0.28     $   1.25     $  0.01      $ (0.24)     $ (0.46)
                                                                       --------     --------     -------      -------      -------
Net asset value, end of period                                         $  10.36     $  10.08     $  8.83      $  8.82      $  9.06
                                                                       ========     ========     =======      =======      =======
Total return*                                                              9.00%       20.84%       7.22%        4.93%        2.82%
Ratio of net expenses to average net assets+                               1.79%        1.70%       1.78%        1.34%        1.80%
Ratio of net investment income to average net assets+                      4.68%        5.10%       6.13%        7.45%        6.97%
Portfolio turnover rate                                                      48%          55%         34%          44%          74%
Net assets, end of period (in thousands)                               $232,903     $156,285     $19,165      $ 1,724      $   793
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                             1.89%        2.02%       2.73%        2.63%        3.24%
  Net investment income                                                    4.58%        4.78%       5.16%        6.16%        5.53%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                             1.79%        1.70%       1.75%        1.31%        1.75%
  Net investment income                                                    4.68%        5.10%       6.15%        7.48%        7.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
FINANCIAL HIGHLIGHTS

                                                                           4/1/03 (a)
                                                           Year Ended          to
                                                            9/30/04         9/30/03
CLASS R
Net asset value, beginning of period                        $ 10.45         $  9.78
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.53         $  0.28
  Net realized and unrealized gain on investments and
   foreign currency transactions                               0.42            0.67
                                                            -------         -------
      Net increase from investment operations               $  0.95         $  0.95
Distributions to shareowners:
  Net investment income                                       (0.57)          (0.28)
  Net realized gain                                           (0.09)              -
                                                            -------         -------
Net increase in net asset value                             $  0.29         $  0.67
                                                            -------         -------
Net asset value, end of period                              $ 10.74         $ 10.45
                                                            =======         =======
Total return*                                                  9.46%           9.83%
Ratio of net expenses to average net assets+                   1.26%           1.06%**
Ratio of net investment income to average net assets+          5.33%           4.75%**
Portfolio turnover rate                                          48%             55%
Net assets, end of period (in thousands)                    $ 3,721         $   176
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                 1.33%           1.36%**
  Net investment income                                        5.26%           4.45%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 1.26%           1.06%**
  Net investment income                                        5.33%           4.75%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

(a) Class R shares were first publicly offered on April 1, 2003.

The accompanying notes are an integral part of these financial statements.    43

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           9/10/04 (a)
                                                                               to
                                                                             9/30/04
CLASS Y
Net asset value, beginning of period                                         $ 10.47
                                                                             -------
Increase from investment operations:
  Net investment income                                                      $  0.04
  Net realized and unrealized gain on investments and
    foreign currency transactions                                               0.10
                                                                             -------
      Net increase from investment operations                                $  0.14
Distributions to shareowners:
  Net investment income                                                        (0.04)
                                                                             -------
Net increase in net asset value                                              $  0.10
                                                                             -------
Net asset value, end of period                                               $ 10.57
                                                                             =======
Total return*                                                                   1.30%
Ratio of net expenses to average net assets+                                    0.33%**
Ratio of net investment income to average net assets+                           8.36%**
Portfolio turnover rate                                                           48%
Net assets, end of period (in thousands)                                     $   120
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                                  0.99%**
  Net investment income                                                         7.70%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                                  0.33%**
  Net investment income                                                         8.36%**

(a) Class Y was first publicly offered on September 10,2004.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios with no reduction for fees paid indirectly.

44    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R Shares were first publicly offered April 1, 2003. Class Y shares were first publicly offered September 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no readily available market

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                              (continued)
--------------------------------------------------------------------------------

   quotations are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of September 30, 2004, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                                (continued)
--------------------------------------------------------------------------------

   The tax character of distributions paid during the years ended September 30, 2004 and 2003 were as follows:


--------------------------------------------------------------------------------
                                      2004             2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                 $27,340,292      $10,574,433
  Long-term capital gain            1,421,075                -
                                  -----------      -----------
                                  $28,761,367      $10,574,433
                                  -----------      -----------
  Return of capital                         -                -
                                  -----------      -----------
    Total                         $28,761,367      $10,574,433
                                  -----------      -----------
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                       2004
--------------------------------------------------------------------------------
Undistributed ordinary income                      $ 3,680,248
Undistributed long-term gain                         4,769,262
Unrealized appreciation                             23,500,063
                                                   -----------
  Total                                            $31,949,573
                                                   -----------
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest on defaulted bonds and the mark to market of forward currency contracts.

   At September 30, 2004, the Fund reclassified $3,140,409 to increase undistributed net investment income and $3,140,409 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $146,442 in underwriting

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   commissions on the sale of Class A shares during the year ended September 30, 2004.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                              (continued)
--------------------------------------------------------------------------------

H. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the Statement of Assets and Liabilities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective February 1, 2004, management fees are calculated daily at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets, 0.55% on the next $9 billion and 0.50% on average daily net assets over $10 billion. Prior to February 1, 2004, the management fees were calculated at an annual rate of 0.75% on the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; 0.65% of the next $500 million; and 0.60% on net assets over $1 billion.

Effective February 1, 2004, Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.10% of the average daily net assets attributable to Class A shares through August 31, 2005. The portion of Fund expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. Prior to February 1, 2004, the Fund's expense limitation was 1.00% of the average daily net assets attributable to Class A shares.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if the expense ratio of Class A is less than 1.10% and shall be no more than the dollar amount by which each class' expenses were previously reduced. For the year ended September 30, 2004, $1,391,844 is subject to such potential reimbursement by the Fund.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2004, $233,460 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $177,605 in transfer agent fees payable from PIMSS at September 30, 2004.

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $324,938 in distribution fees payable to PFD at September 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a ser-

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                                (continued)
--------------------------------------------------------------------------------

vice fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2004, CDSCs in the amount of $373,562 were paid to PFD.

5. Expense Offset and Agreements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2004, the Fund's expenses were reduced by $4,181 under such arrangements.

6. Forward Foreign Currency Contracts
At September 30, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at September 30, 2004 were as follows:

-------------------------------------------------------------------------------------
                 Net                                                          Net
             Contracts to      In Exchange     Settlement                 Unrealized
Currency  (deliver)/receive          For             Date      Value      Gain (loss)
--------  -----------------  ---------------  ------------  ------------  -----------
EUR              (8,752,000)    $(10,883,742)     10/25/04  $(10,737,829) $(145,913)
JPY             190,000,000     $  1,728,050      10/06/04  $  1,706,791  $  21,259
                                                                          ---------
                                                                          $(124,654)
-------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Strategic Income Fund

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Strategic Income Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and broker or by other appropriate audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                 s/Ernst & Young LLP
                                                 -------------------

Boston, Massachusetts
November 10, 2004

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available at pioneerfunds.com and the SEC's website at http://www.sec.gov.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held             Term of Office and   Principal Occupation During      Other Directorships
Name and Age              With the Fund              Length of Service    Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (78)*  Chairman of the Board,     Since 1999.          Deputy Chairman and a Director   Director of Harbor
                          Trustee and President      Serves until         of Pioneer Global Asset          Global Company, Ltd.
                                                     retirement or        Management S.p.A. ("PGAM");
                                                     removal              Non-Executive Chairman and a
                                                                          Director of Pioneer Investment
                                                                          Management USA Inc.
                                                                          ("PIM-USA"); Chairman and a
                                                                          Director of Pioneer; Director
                                                                          of Pioneer Alternative
                                                                          Investment Management Limited
                                                                          (Dublin); President and a
                                                                          Director of Pioneer
                                                                          Alternative Investment
                                                                          Management (Bermuda) Limited
                                                                          and affiliated funds;
                                                                          President and Director of
                                                                          Pioneer Funds Distributor,
                                                                          Inc. ("PFD"); President of all
                                                                          of the Pioneer Funds; and Of
                                                                          Counsel (since 2000, partner
                                                                          prior to 2000), Wilmer Cutler
                                                                          Pickering Hale and Dorr LLP
                                                                          (counsel to PIM-USA and the
                                                                          Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and                Since June, 2003.    President and Chief Executive    None
                          Executive Vice President   Serves until         Officer, PIM-USA since May
                                                     retirement or        2003 (Director since January
                                                     removal              2001); President and Director
                                                                          of Pioneer since May 2003;
                                                                          Chairman and Director of
                                                                          Pioneer Investment Management
                                                                          Shareholder Services, Inc.
                                                                          ("PIMSS") since May 2003;
                                                                          Executive Vice President of
                                                                          all of the Pioneer Funds since
                                                                          June 2003; Executive Vice
                                                                          President and Chief Operating
                                                                          Officer of PIM-USA, November
                                                                          2000 to May 2003; Executive
                                                                          Vice President, Chief
                                                                          Financial Officer and
                                                                          Treasurer, John Hancock
                                                                          Advisers, L.L.C., Boston, MA,
                                                                          November 1999 to November
                                                                          2000; Senior Vice President
                                                                          and Chief Financial Officer,
                                                                          John Hancock Advisers, L.L.C.,
                                                                          April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                                Positions Held   Term of Office and   Principal Occupation During      Other Directorships
Name and Age                    With the Fund    Length of Service    Past Five Years                  Held by this Trustee
Mary K. Bush (56)               Trustee          Since 1999.          President, Bush International    Director of Brady
3509 Woodbine Street,                            Serves until         (international financial         Corporation (industrial
Chevy Chase, MD 20815                            retirement or        advisory firm)                   identification and
                                                 removal                                               specialty coated material
                                                                                                       products manufacturer),
                                                                                                       Millennium Chemicals,
                                                                                                       Inc. (commodity
                                                                                                       chemicals), Mortgage
                                                                                                       Guaranty Insurance
                                                                                                       Corporation, and R.J.
                                                                                                       Reynolds Tobacco
                                                                                                       Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)    Trustee          Since 1999.          Alexander Graham Bell            None
Boston University Healthcare                     Serves until         Professor of Health Care
Entrepreneurship Program,                        retirement or        Entrepreneurship, Boston
53 Bay State Road,                               removal              University; Professor of
Boston, MA 02215                                                      Management, Boston University
                                                                      School of Management;
                                                                      Professor of Public Health,
                                                                      Boston University School of
                                                                      Public Health; Professor of
                                                                      Surgery, Boston University
                                                                      School of Medicine; and
                                                                      University Professor, Boston
                                                                      University
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)       Trustee          Since 1999.          Founding Director, The           None
1001 Sherbrooke Street West,                     Serves until         Winthrop Group, Inc.
Montreal, Quebec, Canada                         retirement or        (consulting firm); Professor
H3A 1G5                                          removal              of Management, Faculty of
                                                                      Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee          Since 1999.          President and Chief Executive    None
One Boston Place, 28th Floor,                    Serves until         Officer, Newbury, Piret &
Boston, MA 02108                                 retirement or        Company, Inc. (investment
                                                 removal              banking firm)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held   Term of Office and   Principal Occupation During      Other Directorships
Name and Age              With the Fund    Length of Service    Past Five Years                  Held by this Trustee
Stephen K. West (76)      Trustee          Since 1999.          Senior Counsel, Sullivan &       Director, The Swiss
125 Broad Street,                          Serves until         Cromwell (law firm)              Helvetia Fund, Inc.
New York, NY 10004                         retirement or                                         (closed-end investment
                                           removal                                               company) and
                                                                                                 AMVESCAP PLC
                                                                                                 (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)        Trustee          Since 1999.          President, John Winthrop &
One North Adgers Wharf,                    Serves until         Co., Inc. (private investment
Charleston, SC 29401                       retirement or        firm)
                                           removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Term of Office and        Principal Occupation During      Other Directorships
Name and Age                 With the Fund         Length of Service         Past Five Years                  Held by this Trustee
Dorothy E. Bourassa (56)     Secretary             Since September, 2003.    Secretary of PIM-USA; Senior     None
                                                   Serves at the             Vice President-Legal of
                                                   discretion of board.      Pioneer; and Secretary/Clerk
                                                                             of most of PIM-USA's
                                                                             subsidiaries since October
                                                                             2000; Secretary of all of the
                                                                             Pioneer Funds since September
                                                                             2003 (Assistant Secretary from
                                                                             November 2000 to September
                                                                             2003); and Senior Counsel,
                                                                             Assistant Vice President and
                                                                             Director of Compliance of
                                                                             PIM-USA from April 1998
                                                                             through October 2000
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)         Assistant             Since November, 2004.     Deputy Treasurer of Pioneer      None
                             Treasurer             Serves at the             since 2004; Treasurer and
                                                   discretion of the Board   Senior Vice President, CDC
                                                                             IXIS Asset Management Services
                                                                             from 2002 to 2003; Assistant
                                                                             Treasurer and Vice President,
                                                                             MFS Investment Management from
                                                                             1997 to 2002; and Assistant
                                                                             Treasurer of all of the
                                                                             Pioneer Funds since November
                                                                             2004
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary   Since September, 2003.    Assistant Vice President and     None
                                                   Serves at the             Senior Counsel of Pioneer
                                                   discretion of board.      since July 2002; Vice
                                                                             President and Senior Counsel
                                                                             of BISYS Fund Services, Inc.
                                                                             (April 2001 to June 2002);
                                                                             Senior Vice President and
                                                                             Deputy General Counsel of
                                                                             Funds Distributor, Inc. (July
                                                                             2000 to April 2001; Vice
                                                                             President and Associate
                                                                             General Counsel from July 1996
                                                                             to July 2000); Assistant
                                                                             Secretary of all of the
                                                                             Pioneer Funds since September
                                                                             2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Since September, 2003.    Partner, William Cutler          None
                                                   Serves at the             Pickering Hale and Dorr LLP;
                                                   discretion of board.      Assistant Secretary of all of
                                                                             Pioneer Funds since September
                                                                             2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Positions Held        Term of Office and        Principal Occupation During      Other Directorships
Name and Age                 With the Fund         Length of Service         Past Five Years                  Held by this Trustee
Vincent Nave (59)            Treasurer             Since November, 2000.     Vice President-Fund              None
                                                   Serves at the discretion  Accounting, Administration and
                                                   of board.                 Custody Services of Pioneer
                                                                             (Manager from September 1996
                                                                             to February 1999); and
                                                                             Treasurer of all of the
                                                                             Pioneer Funds (Assistant
                                                                             Treasurer from June 1999 to
                                                                             November 2000)
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer   Since November, 2000.     Assistant Vice President-Fund    None
                                                   Serves at the discretion  Accounting, Administration and
                                                   of board.                 Custody Services of Pioneer
                                                                             (Fund Accounting Manager from
                                                                             1994 to 1999); and Assistant
                                                                             Treasurer of all of the
                                                                             Pioneer Funds since November
                                                                             2000
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)           Assistant Treasurer   Since May, 2002.          Fund Accounting Manager-Fund     None
                                                   Serves at the discretion  Accounting, Administration and
                                                   of board.                 Custody Services of Pioneer;
                                                                             and Assistant Treasurer of all
                                                                             of the Pioneer Funds since May
                                                                             2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)  Assistant Treasurer   Since September, 2003.    Fund Administration              None
                                                   Serves at the discretion  Manager-Fund Accounting,
                                                   of board.                 Administration and Custody
                                                                             Services since June 2003;
                                                                             Assistant Vice
                                                                             President-Mutual Fund
                                                                             Operations of State Street
                                                                             Corporation from June 2002 to
                                                                             June 2003 (formerly Deutsche
                                                                             Bank Asset Management);
                                                                             Pioneer Fund Accounting,
                                                                             Administration and Custody
                                                                             Services (Fund Accounting
                                                                             Manager from August 1999 to
                                                                             May 2002, Fund Accounting
                                                                             Supervisor from 1997 to July
                                                                             1999); Assistant Treasurer of
                                                                             all of the Pioneer Funds since
                                                                             September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUST OFFICERS (continued)
--------------------------------------------------------------------------------

                             Positions Held      Term of Office and          Principal Occupation During      Other Directorships
Name and Age                 With the Fund       Length of Service           Past Five Years                  Held by this Trustee
Martin J. Wolin (37)         Chief Compliance    Since October 2004.         Chief Compliance Officer of      None
                             Officer             Serves at the discretion    Pioneer (Director of
                                                 of the Board                Compliance and Senior Counsel
                                                                             from November 2000 to
                                                                             September 2004); Vice
                                                                             President and Associate
                                                                             General Counsel of UAM Fund
                                                                             Services, Inc. (mutual fund
                                                                             administration company) from
                                                                             February 1998 to November
                                                                             2000; and Chief Compliance
                                                                             Officer of all of the Pioneer
                                                                             Funds.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFoneSM
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your account number, fund number and our personal identification number
(PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 6 months from your redemption. Upon your request, the shares will be reinvested into your choice of any class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. With this feature, Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments to grow using the dollar-cost averaging approach.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer. When you invest through payroll, you're putting yourself at the top of the list of those you pay. Many people find that "paying yourself first" is the most sensible way to build a nest egg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. Simply complete a Pioneer Account Options form to begin this service.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com





16414-00-1104
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.


Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $38,500 in 2004 and approximately
$31,100 in 2003.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for audit-related services provided to the Fund during the fiscal years ended September 30, 2004 and 2003 totaled $10,000 in each year and were for the reviews of the Funds semi annual financial statements.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled $32,200 in 2004 and $48,500 in 2003. Pioneer Investment
Management, Inc., the Funds Advisor, paid the tax advisory services on behalf of the Fund.

Additionally, there were fees for tax compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended September 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $42,200 in 2004 and $85,900 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended September 30, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.